Subsequent Events (Details)				3 Months Ended	12 Months Ended	36 Months Ended
	Apr. 26, 2023 $ / shares	Apr. 01, 2023 segment	Feb. 15, 2023 $ / shares	Mar. 31, 2023 segment	Dec. 31, 2022 segment	Dec. 31, 2022 segment
Subsequent Event [Line Items]
Number of Operating Segments | segment		6		6	6	6
Dividends, date of record	May 10, 2023		Mar. 01, 2023
Dividends, date to be paid	May 24, 2023		Mar. 15, 2023
Dividends per share amount | $ / shares	$ 0.255		$ 0.255
Dividends, declared date	Apr. 26, 2023		Feb. 15, 2023